Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Reductions in Annual Market Basket Updates
The reductions in our annual market basket updates began April 1, 2010 and continue through 2019 for each CMS fiscal year, which for us begins October 1, as follows:

2010	2011	2012-13	2014	2015-16	2017-19
0.25%	0.25%	0.1%	0.3%	0.2%	0.75%

Concentration of Net Operating Revenues by Payor
During the year ended December 31, 2012, 2011, and 2010, we derived consolidated Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2011	2010	2009
Medicare	72.0%	70.5%	67.8%
Medicaid	1.6%	1.8%	2.2%
Workers' compensation	1.6%	1.6%	1.7%
Managed care and other discount plans	19.8%	21.3%	23.0%
Other third-party payors	2.0%	2.3%	2.6%
Patients	1.2%	1.3%	1.3%
Other income	1.8%	1.2%	1.4%
Total	100.0%	100.0%	100.0%

Concentration of Net Patient Service Accounts Receivable by Payor Class
The concentration of net patient service accounts receivable by payor class, as a percentage of total net patient service accounts receivable as of the end of each of the reporting periods, is as follows:

	As of December 31,
	2011	2010
Medicare	60.7%	58.7%
Medicaid	2.6%	2.2%
Workers' compensation	3.2%	3.1%
Managed care and other discount plans	26.8%	28.9%
Other third-party payors	4.7%	5.0%
Patients	2.0%	2.1%
Total	100.0%	100.0%

Useful Lives of Property and Equipment
Useful lives are generally as follows:

Years
Buildings	15 to 30
Leasehold improvements	2 to 15
Furniture, fixtures, and equipment	3 to 10
Assets under capital lease obligations:
Real estate	15 to 20
Equipment	3 to 5

Estimated Useful Lives and Amortization Basis of Other Intangible Assets
The range of estimated useful lives and the amortization basis for our other intangible assets are generally as follows:

Estimated Useful Life and Amortization Basis
Certificates of need	13 to 30 years using straight-line basis
Licenses	10 to 20 years using straight-line basis
Noncompete agreements	3 to 18 years using straight-line basis
Tradenames	10 to 20 years using straight-line basis
Internal-use software	3 to 7 years using straight-line basis
Market access assets	20 years using accelerated basis